Events after the reporting date	6 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting date	Events after the reporting date
On July 25, 2024, the Company received from Takeda a notice of termination of the Exclusive License agreement signed on March 31, 2023. This termination will be effective upon expiry of a 90-day notice period, i.e. on October 24, 2024.